Subsequent Events (Details) - Subsequent Event [Member] - USD ($)			1 Months Ended
	Oct. 09, 2020	Oct. 06, 2020	Oct. 31, 2020
Subsequent Events (Details) [Line Items]
Refinancing Loan, description		our subsidiary, Newco, signed a nonbinding term sheet with a new lender (the “New Lender”) pursuant to which the New Lender has proposed to provide Newco and its subsidiaries a loan (the “Refinancing Loan”) of up to $45 million with a term of 12 months (the “Initial Term”) plus a potential 12-month optional extension (the “Extension”) and an interest rate of 10.0% per annum during the Initial Term and no less than 12.5% during the Extension, in each case payable monthly in advance. The Refinancing Loan would be secured by a first lien on all of our property. The closing of the Refinancing Loan is conditioned upon, among other things, HOFRE receiving funds through the sale of our equity securities in an amount equal to the greater of (i) $30 million and (ii) an amount sufficient to receive a construction loan. The New Lender would have the right of first offer to provide construction loan financing. The Company intends to use the proceeds of the Refinancing Loan to prepay the outstanding balance of its Bridge Loan. The current outstanding balance of the Bridge Loan is approximately $34 million, which matures and is payable in full on November 30, 2020.
Service cost	$ 217,934,637
7.00% Series A Cumulative Redeemable Preferred Stock [Member[
Subsequent Events (Details) [Line Items]
Number of shares issued (in Shares)			1,800
Price per share (in Dollars per share)			$ 1,000
Aggregate purchase price			$ 1,800,000
Origination fee percentage			2.00%